Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals 1) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation Methods		Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets.
Repurchase of common stock	97,084	2,592	69,535
Percent of outstanding shares	5.00%
Average price (in dollars per share)		$ 16.38	$ 15.27	$ 10.00
Total repurchase of common stock		72,127
Total average price (in dollars per share)		$ 15.31
Stock Option
Property, Plant and Equipment [Line Items]
Stock granted		20,000	152,080
Restricted Stock
Property, Plant and Equipment [Line Items]
Stock granted		8,400	62,700
Minimum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		20 years
Minimum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		3 years
Maximum | Premises
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		30 years
Maximum | Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		10 years